Property and Equipment, Net - Summary of Property and Equipment Consisted (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost		¥ 974,284		¥ 974,401
Less: Accumulated depreciation		(216,069)		(187,731)
Property and equipment, net		758,215	$ 103,875	786,670
Building
Property Plant And Equipment [Line Items]
Total cost	[1]	865,447		865,447
Leasehold And Buildings Improvements
Property Plant And Equipment [Line Items]
Total cost		71,771		71,526
Electronic And Office Equipment
Property Plant And Equipment [Line Items]
Total cost		¥ 37,066		¥ 37,428

[1]	In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) and the cost of Building D was RMB385,176. To purchase these buildings, the Group obtained mortgage loans with the total amount of RMB321,540 from PRC banks in 2018 and 2021 (Note 12).